[logo] PIONEER Investments(R)




April 1, 2015


VIA ELECTRONIC TRANSMISSION
---------------------------

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC  20549

Re:  Pioneer Series Trust VIII (the "Trust")
     (File Nos. 33-53746 and 811-07318)
     CIK No. 0000893660

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the forms of prospectus and statement of additional information for Pioneer International Value Fund (the "Fund"), a series of the Trust, that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in Post-Effective Amendment No. 35 to the Trust's registration statement on Form N-1A filed electronically (Accession
No. 0000893660-15-000006) on March 26, 2015.


     If you have any questions concerning the foregoing certification, please contact me at (617) 422-4695.


Very truly yours,

/s/ Thomas Reyes
-------------------
Thomas Reyes
Assistant Secretary



cc:  Jeremy B Kantrowitz, Esq.
     Toby R. Serkin, Esq.





Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820



 "Member of the UniCredit Banking Group, Register of Banking Groups."